S000031344 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	158 Months Ended	183 Months Ended	287 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
C000121134 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	(0.59%)	1.74%
Performance Inception Date					Nov. 08, 2012
C000149222 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	(0.54%)	1.81%
Performance Inception Date				Oct. 01, 2014
C000097356 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	(1.52%)	1.09%
Performance Inception Date							Feb. 14, 2002
C000097356 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	(2.82%)	(0.17%)
Performance Inception Date							Feb. 14, 2002
C000097356 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.53%	(1.70%)	0.29%
Performance Inception Date							Feb. 14, 2002
C000097358 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	(1.66%)	0.64%
Performance Inception Date							Feb. 14, 2002
C000097361 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.49%	(0.68%)	1.65%
Performance Inception Date						Sep. 27, 2010